LICENSING AGREEMENT (Details Narrative)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 GBP (£)	Mar. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Non refundable, upfront cash payment | £		£ 1,000,000
Non-refundable, upfront cash payment	$ 1,230,000		$ 1,320,000
Deferred Revenue	$ 1,081,676